Significant Accounting Policies - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2025
Buildings and Leasehold improvements | Minimum
Disclosure Of Detailed Information About Intangibles, Property, Plant And Equipment [Line Items]
Estimated useful lives, property, plant and equipment	5 years
Buildings and Leasehold improvements | Maximum
Disclosure Of Detailed Information About Intangibles, Property, Plant And Equipment [Line Items]
Estimated useful lives, property, plant and equipment	10 years
Laboratory equipment
Disclosure Of Detailed Information About Intangibles, Property, Plant And Equipment [Line Items]
Estimated useful lives, property, plant and equipment	5 years
Other | Minimum
Disclosure Of Detailed Information About Intangibles, Property, Plant And Equipment [Line Items]
Estimated useful lives, property, plant and equipment	3 years
Other | Maximum
Disclosure Of Detailed Information About Intangibles, Property, Plant And Equipment [Line Items]
Estimated useful lives, property, plant and equipment	5 years